Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 173,918	$ 60,200
Accounts receivable	95,772	30,133
Inventories	5,663	2,340
Deferred costs of revenue, current portion	2,030	837
Deferred tax assets, current portion	14,584	0
Prepaid expenses and other current assets	23,200	10,731
Total current assets	315,167	104,241
Deferred costs of revenue, non-current portion	1,071	674
Property and equipment, net	64,765	13,536
Goodwill	706,327	1,274
Intangible assets	281,377	4,194
Deposits and other long-term assets	7,606	1,354
TOTAL ASSETS	1,376,313	125,273
Current liabilities:
Accounts payable	34,128	15,653
Accrued liabilities	9,489	1,174
Accrued compensation	41,625	8,271
Long-term debt, current portion	0	1,231
Proceeds from early exercise of stock awards	8,188	2,001
Deferred revenue, current portion	110,535	43,750
Total current liabilities	203,965	72,080
Long-term debt, non-current portion	0	10,916
Deferred revenue, non-current portion	76,979	32,656
Preferred stock warrant liability	0	3,529
Deferred tax liabilities, non-current portion	45,147	0
Other long-term liabilities	2,120	702
Total liabilities	328,211	119,883
Commitments and contingencies (Note 7)
Stockholders' equity:
Convertible preferred stock, par value of $0.0001 per share; 65,326 shares authorized, 64,115 issued and outstanding with liquidation preference of $96,746 as of December 31, 2012; 100,000 shares authorized, none issued and outstanding as of December 31, 2013	0	6
Common stock, par value of $0.0001 per share; 130,000 shares authorized, 22,435 shares issued and outstanding as of December 31, 2012; 1,000,000 shares authorized, 137,758 shares issued and outstanding as of December 31, 2013	14	2
Additional paid-in capital	1,271,590	109,252
Notes receivable from stockholders	0	(1,003)
Accumulated deficit	(223,502)	(102,867)
Total stockholders' equity	1,048,102	5,390
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,376,313	$ 125,273